Schedule of Future Minimum Lease Payments for Capital Leases (Details) (USD $)	24 Months Ended
Dec. 31, 2014
Capital Lease Obligations Capital Lease Obligation Schedule 1	$ 32,945
Capital Lease Obligations Capital Lease Obligation Schedule 2	32,945
Capital Lease Obligations Capital Lease Obligation Schedule 3	8,908
Capital Lease Obligations Capital Lease Obligation Schedule 4	8,908
Capital Lease Obligations Capital Lease Obligation Schedule 5	1,838
Capital Lease Obligations Capital Lease Obligation Schedule 6	85,544
Capital Lease Obligations Capital Lease Obligation Schedule 7	(12,778)
Capital Lease Obligations Capital Lease Obligation Schedule 8	72,766
Capital Lease Obligations Capital Lease Obligation Schedule 9	(39,821)
Capital Lease Obligations Capital Lease Obligation Schedule 10	$ 32,945